S000068732 [Member] Expense Example - iShares ESG Aware 80/20 Aggressive Allocation ETF - iShares ESG Aware 80/20 Aggressive Allocation ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 343